Convertible Preferred Shares and Shareholders' Equity (Deficit) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Shareholders' Equity
Schedule of shares reserved for issuance

March 31, 2024
Shares issuable upon exercise of options to purchase Class A Ordinary Shares	7,108,188
Restricted Share Units	1,442,473
Shares issuable upon exercise of warrants to purchase Class A Ordinary Shares	16,591,996
Shares issuable upon exercise of Z33 Put Right	2,000,000
Shares available for grant under Equity Incentive Plan	2,824,119
Shares available for grant under ESPP	4,029,898
Total shares reserved for issuance	33,996,674

December 31, 2023
Shares issuable upon exercise of options to purchase Class A Ordinary Shares	5,791,065
Restricted Share Units	1,564,018
Shares issuable upon exercise of warrants to purchase Class A Ordinary Shares	16,591,996
Shares issuable upon exercise of Z33 Put Right	2,000,000
Shares available for grant under Equity Incentive Plan	4,222,272
Shares available for grant under ESPP	4,029,898
Total shares reserved for issuance	34,199,249